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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ------------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Minneapolis Portfolio Management Group, LLC
Address: 80 South 8th Street
         Suite 1902
         Minneapolis, MN 55402

Form 13F File Number: 028-11088

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Harrison T. Grodnick
Title: Chief Operating Officer
Phone: (612) 334-2000

Signature, Place, and Date of Signing:


/s/ Harrison T. Grodnick   Minneapolis, Minnesota   February 5, 2009
------------------------   ----------------------   ----------------
       [Signature]              [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           26
Form 13F Information Table Value Total:     $473,266
                                          (thousands)

List of Other Included Managers:

None.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                        2

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
                                                                                              VOTING AUTHORITY
                                                          VALUE    SH OR PRN   INV  OTHER  ---------------------
       NAME OF ISSUER        TITLE OF CLASS    CUSIP    (x$1,000)    AMOUNT   DISC   MGR     SOLE   SHARED  NONE
---------------------------  --------------  ---------  ---------  ---------  ----  -----  -------  ------  ----
3M CO                        COM             88579Y101    25409      441587   SOLE   N/A    441587
ARCHER DANIELS MIDLAND CO    COM             039483102    31978     1109189   SOLE   N/A   1109189
BARRICK GOLD CORP            COM             067901108    10751      292389   SOLE   N/A    292389
BRUSH ENGINEERED MATLS INC   COM             117421107    14208     1116958   SOLE   N/A   1116958
CEMEX SAB DE CV              SPON ADR NEW    151290889    13673     1495901   SOLE   N/A   1495901
CHESAPEAKE ENERGY CORP       COM             165167107    17951     1110155   SOLE   N/A   1110155
DAKTRONICS INC               COM             234264109     5637      602248   SOLE   N/A    602248
DYNEGY INC DEL               CL A            26817G102     4039     2019394   SOLE   N/A   2019394
ENCANA CORP                  COM             292505104    23981      515941   SOLE   N/A    515941
GOLDCORP INC NEW             COM             380956409    39544     1254176   SOLE   N/A   1254176
INGERSOLL-RAND COMPANY LTD   CL A            G4776G101    10928      629859   SOLE   N/A    629859
ITT CORP NEW                 COM             450911102    22996      500013   SOLE   N/A    500013
KRAFT FOODS INC              CL A            50075N104    28605     1065366   SOLE   N/A   1065366
MDU RES GROUP INC            COM             552690109    23374     1083155   SOLE   N/A   1083155
NEWMONT MINING CORP          COM             651639106    25413      624402   SOLE   N/A    624402
PRIDE INTL INC DEL           COM             74153Q102    16217     1014857   SOLE   N/A   1014857
REGIS CORP MINN              COM             758932107    11292      777173   SOLE   N/A    777173
SIEMENS A G                  SPONSORED ADR   826197501    29151      384833   SOLE   N/A    384833
SONY CORP                    ADR NEW         835699307    11711      535469   SOLE   N/A    535469
SPDR TR                      UNIT SER 1      78462F103     1653       18320   SOLE   N/A     18320
TEREX CORP NEW               COM             880779103    18906     1091594   SOLE   N/A   1091594
URS CORP NEW                 COM             903236107    32974      808790   SOLE   N/A    808790
WABTEC CORP                  COM             929740108    26884      676330   SOLE   N/A    676330
DU PONT E I DE NEMOURS & CO  COM             263534109    10680      422145   SOLE   N/A    422145
UNILEVER PLC                 SPON ADR NEW    904767704    15277      663626   SOLE   N/A    663626
NN INC                       COM             629337106       34       15000   SOLE   N/A     15000